Reconciliation of Segment Measures to the Consolidated Income Statements (Tables)	12 Months Ended
Dec. 31, 2023
Reconciliation of Segment Measures to the Consolidated Income Statements
Schedule of reconciliation of total segment profit for reportable segments to profit before tax

€ millions	2023		2022		2021
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Total segment revenue for reportable segments	30,057	30,853	28,496	26,961	26,170
Other revenue	1,150	1,180	1,024	938	783
Adjustment for currency impact	0	-826	0	1,620	0
 Total revenue	31,207	31,207	29,520	29,520	26,953
Total segment profit for reportable segments	9,811	10,129	8,824	8,472	9,308
Other revenue	1,150	1,180	1,024	938	783
Other expenses	-2,239	-2,265	-1,858	-1,741	-1,887
Adjustment for currency impact	0	-322	0	320	0
Adjustment for
Acquisition-related charges	-345	-345	-329	-329	-405
Share-based payment expenses	-2,220	-2,220	-1,431	-1,431	-1,334
 Restructuring	-215	-215	-138	-138	-157
Adjustment for regulatory compliance matter expenses	-155	-155	0	0	0
 Operating profit	5,787	5,787	6,090	6,090	6,308
 Other non-operating income/expense, net	9	9	-187	-187	19
 Financial income, net	-456	-456	-1,389	-1,389	2,178
 Profit before tax from continuing operations	5,341	5,341	4,513	4,513	8,505

[1] The 2023 constant currency amounts are only comparable to 2022 actual currency amounts; 2022 constant currency amounts are only comparable to 2021 actual currency amounts.